Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 737,521	$ 714,167	$ 833,165	$ 793,484	$ 721,718	$ 722,764	$ 870,351	$ 824,463	$ 3,078,337	$ 3,139,296	$ 3,227,432
Cost of sales	666,884	643,578	727,607	704,971	649,509	641,702	717,262	689,558	2,743,040	2,698,031	2,770,431
Selling, general and administrative									275,895	301,465	315,749
Depreciation									53,736	51,533	51,172
Amortization									9,418	9,394	9,844
Equity in losses of investees									33,433	6,314	2,925
Reserve for (recovery of) grower receivables, net									(664)	32,967	2,148
Restructuring and relocation costs									35,429	5,852	0
Gain on deconsolidation of European smoothie business									0	0	(32,497)
Goodwill and trademark impairment									181,884	0	0
Operating income (loss)	(204,893)	(66,104)	17,597	(434)	(11,911)	(10,395)	13,846	42,200	(253,834)	33,740	107,660
Interest income									3,131	4,204	5,532
Interest expense									(45,299)	(51,586)	(57,058)
Other income (expense), net									(1,793)	(11,722)	2,889
Income (loss) from continuing operations before income taxes									(297,795)	(25,364)	59,023
Income tax (expense) benefit									(105,239)	82,200	1,600
Income (loss) from continuing operations									(403,034)	56,836	60,623
Loss from discontinued operations, net of income taxes									(1,983)	0	(3,268)
Net income (loss)	$ (332,629)	$ (66,754)	$ 5,508	$ (11,142)	$ (16,315)	$ (28,826)	$ 77,775	$ 24,202	$ (405,017)	$ 56,836	$ 57,355
Continuing operations (in usd per share)	$ (7.14)	$ (1.45)	$ 0.12	$ (0.24)					$ (8.75)	$ 1.25	$ 1.34
Discontinued operations (in usd per share)	$ (0.04)	$ 0	$ 0	$ 0					$ (0.04)	$ 0.00	$ (0.07)
Earnings (loss) per common share - basic (in usd per share)	$ (7.18)	$ (1.45)	$ 0.12	$ (0.24)	$ (0.36)	$ (0.63)	$ 1.71	$ 0.53	$ (8.79)	$ 1.25	$ 1.27
Continuing operations (in usd per share)	$ (7.14)	$ (1.45)	$ 0.12	$ (0.24)					$ (8.75)	$ 1.23	$ 1.32
Discontinued operations (in usd per share)	$ (0.04)	$ 0	$ 0	$ 0					$ (0.04)	$ 0.00	$ (0.07)
Earnings (loss) per common share - diluted (in usd per share)	$ (7.18)	$ (1.45)	$ 0.12	$ (0.24)	$ (0.36)	$ (0.63)	$ 1.68	$ 0.52	$ (8.79)	$ 1.23	$ 1.25